Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended						12 Months Ended								12 Months Ended
	Dec. 31, 2014 USD ($) Unit Segment	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY Unit	Dec. 31, 2012 CNY	Dec. 31, 2014 Online Payment Agencies CNY	Dec. 31, 2013 Online Payment Agencies CNY	Dec. 31, 2014 Cash and cash equivalents Maximum	Dec. 31, 2014 Short-term Investments Maximum	Dec. 31, 2014 Short-term Investments Minimum	Dec. 31, 2014 Other Long-term Investments Minimum	Dec. 31, 2014 Credit Concentration Risk Sales Revenue, Net Maximum	Dec. 31, 2014 Onshore China Credit Concentration Risk Financial Instruments	Dec. 31, 2014 Offshore China Credit Concentration Risk Financial Instruments	Dec. 31, 2014 Office building related facility, machinery and equipment	Dec. 31, 2014 Bank of China Credit Concentration Risk Financial Instruments	Dec. 31, 2014 China Merchants Bank Credit Concentration Risk Financial Instruments
Accounting Policies [Abstract]
Number of operating segment	1	1
Maturity period used to classify cash and cash equivalent and investments							3 months	12 months	3 months	12 months
Allowance for doubtful accounts of online payment agencies					0	0
Fair value long-term notes payable	3,515,403,000	21,811,666,000	14,797,937,000
Internal use software development costs capitalized during the period	0	0	2,680,000	38,130,000
Amortization expense for capitalized software costs	4,550,000	28,240,000	31,650,000	19,720,000
Unamortized amount of capitalized internal use software developed costs (included in intangible assets, net)	2,130,000	13,240,000	41,480,000
Property, plant and equipment, salvage value, percentage														4.00%
Number of reporting units the Company has	3	3	3
Sale tax and surcharges in cost of revenues	579,850,000	3,600,000,000	2,330,000,000	1,570,000,000
Advertising expenses	62,060,000	385,060,000	191,610,000	326,830,000
Cash and cash equivalents, restricted cash and short-term investments	$ 9,450,000,000	58,630,000,000
Concentration risk by percentage											10.00%	86.37%	13.63%		17.54%	31.26%
Appreciation of US$ against RMB, as a percentage	2.49%	2.49%